Employee benefits - Pension and other post-employment benefits	12 Months Ended
Oct. 31, 2018
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Employee benefits - Pension and other post-employment benefits

Note 16 Employee benefits – Pension and other post-employment benefits

Plan characteristics

We sponsor a number of programs that provide pension and post-employment benefits to eligible employees. The majority of beneficiaries of the pension plans are located in Canada and other beneficiaries of the pension plans are primarily located in the U.S., the U.K. and the Caribbean. The pension arrangements including investment, plan benefits and funding decisions are governed by local pension committees or trustees, who are legally segregated from the Bank, or management. Significant plan changes require the approval of the Board of Directors.

Our defined benefit pension plans provide pension benefits based on years of service, contributions and average earnings at retirement. Our primary defined benefit pension plans are closed to new members. New employees are generally eligible to join defined contribution pension plans. The specific features of these plans vary by location. We also provide supplemental non-registered (non-qualified) pension plans for certain executives and senior management that are typically unfunded or partially funded.

Our defined contribution pension plans provide pension benefits based on accumulated employee and Bank contributions. The Bank contributions are based on a percentage of an employee’s annual earnings and a portion of the Bank contribution may be dependent on the amount being contributed by the employee and their years of service.

Our primary other post-employment benefit plans provide health, dental, disability and life insurance coverage and cover a number of current and retired employees who are mainly located in Canada. These plans are unfunded unless required by legislation.

We measure our benefit obligations and pension assets as at October 31 each year. All plans are valued using the projected unit-credit method. We fund our registered defined benefit pension plans in accordance with actuarially determined amounts required to satisfy employee benefit obligations under current pension regulations. For our principal pension plan, the most recent funding actuarial valuation was completed on January 1, 2018, and the next valuation will be completed on January 1, 2019.

For the year ended October 31, 2018, total contributions to our pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans were $594 million and $65 million (October 31, 2017 – $612 million and $62 million), respectively. For 2019, total contributions to our pension plans and other post-employment benefit plans are expected to be $578 million and $78 million, respectively.

Risks

By their design, the defined benefit pension and other post-employment benefit plans expose the Bank to various risks such as investment performance, reductions in discount rates used to value the obligations, increased longevity of plan members, future inflation levels impacting future salary increases as well as future increases in healthcare costs. These risks will reduce over time due to the membership closure of our primary defined benefit pension plans and migration to defined contribution pension plans.

The following table presents the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

As at
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Canada
Fair value of plan assets	$ 12,587	$ 1	$ 12,505	$ 1
Present value of defined benefit obligation	12,270	1,522	12,834	1,714
Net surplus (deficit)	$ 317	$ (1,521)	$ (329)	$ (1,713)
International
Fair value of plan assets	$ 977	$ –	$ 1,068	$ –
Present value of defined benefit obligation	948	100	1,171	131
Net surplus (deficit)	$ 29	$ (100)	$ (103)	$ (131)
Total
Fair value of plan assets	$ 13,564	$ 1	$ 13,573	$ 1
Present value of defined benefit obligation	13,218	1,622	14,005	1,845
Total net surplus (deficit)	$ 346	$ (1,621)	$ (432)	$ (1,844)
Effect of asset ceiling	(1)	–	(1)	–
Total net surplus (deficit), net of effect of asset ceiling	$ 345	$ (1,621)	$ (433)	$ (1,844)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$ 626	$ –	$ 59	$ –
Employee benefit liabilities	(281)	(1,621)	(492)	(1,844)
Total net surplus (deficit), net of effect of asset ceiling	$ 345	$ (1,621)	$ (433)	$ (1,844)

The following table presents an analysis of the movement in the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at or for the year ended
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars)	Defined benefit pension plans (1)	Other post- employment benefit plans	Defined benefit pension plans (1)	Other post- employment benefit plans
Opening Fair value of plan assets at beginning of period	$13,573	$1	$12,459	$1
Interest income	476	–	426	–
Remeasurements
Return on plan assets (excluding interest income)	(268)	–	749	1
Change in foreign currency exchange rate	(10)	–	25	–
Contributions – Employer	409	65	444	62
Contributions – Plan participant	49	19	50	19
Payments	(586)	(84)	(566)	(82)
Payments – amount paid in respect of any settlements	(64)	–	–	–
Other	(15)	–	(14)	–
Closing Fair value of plan assets at end of period	$13,564	$1	$13,573	$1
Opening Benefit obligation at beginning of period	$14,005	$1,845	$13,879	$1,894
Current service costs	359	34	380	40
Past service costs	(13)	(25)	(2)	–
Gains and losses on settlements	13	–	–	–
Interest expense	484	66	468	68
Remeasurements
Actuarial losses (gains) from demographic assumptions	(164)	(66)	(2)	(36)
Actuarial losses (gains) from financial assumptions	(828)	(140)	(188)	3
Actuarial losses (gains) from experience adjustments	(22)	(32)	(31)	(59)
Change in foreign currency exchange rate	(15)	5	18	(2)
Contributions – Plan participant	49	19	50	19
Payments	(586)	(84)	(566)	(82)
Payments – amount paid in respect of any settlements	(64)	–	–	–
Other	–	–	(1)	–
Closing Benefit obligation at end of period	$13,218	$1,622	$14,005	$1,845
Unfunded obligation	$27	$1,481	$30	$1,694
Wholly or partly funded obligation	13,191	141	13,975	151
Total benefit obligation	$13,218	$1,622	$14,005	$1,845

(1)	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2018 were $685 million and $404 million, respectively (October 31, 2017 – $12,824 million and $12,332 million, respectively).

Pension and other post-employment benefit expense

The following table presents the composition of our pension and other post-employment benefit expense related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	October 31 2018	October 31 2017	October 31 2018	October 31 2017
Current service costs	$ 359	$ 380	$ 34	$ 40
Past service costs	(13)	(2)	(25)	–
Gains and losses on settlements	13	–	–	–
Net interest expense	8	42	66	68
Remeasurements of other long term benefits	–	–	(4)	(2)
Administrative expense	15	14	–	–
Defined benefit pension expense	$ 382	$ 434	$ 71	$ 106
Defined contribution pension expense	185	168	–	–
	$ 567	$ 602	$ 71	$ 106

Service costs for the year ended October 31, 2018 totalled $354 million (October 31, 2017 – $370 million) for pension plans in Canada and $(8) million (October 31, 2017 – $8 million) for International plans. Net interest expense (income) for the year ended October 31, 2018 totalled $4 million (October 31, 2017 – $37 million) for pension plans in Canada and $4 million (October 31, 2017 – $5 million) for International plans.

Pension and other post-employment benefit remeasurements

The following table presents the composition of our remeasurements recorded in OCI related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	October 31 2018	October 31 2017	October 31 2018	October 31 2017
Actuarial (gains) losses:
Changes in demographic assumptions	$(164)	$(2)	$(65)	$(34)
Changes in financial assumptions	(828)	(188)	(134)	6
Experience adjustments	(22)	(31)	(35)	(62)
Return on plan assets (excluding interest based on discount rate)	268	(749)	–	(1)
Change in asset ceiling (excluding interest income)	–	(2)	–	–
	$(746)	$(972)	$(234)	$(91)

Remeasurements recorded in OCI for the year ended October 31, 2018 were gains of $633 million (October 31, 2017 – gains of $963 million) for pension plans in Canada and gains of $113 million (October 31, 2017 – gains of $9 million) for International plans.

Investment policy and strategies

Defined benefit pension plan assets are invested prudently in order to meet our longer-term pension obligations. The pension plans’ investment strategy is to hold a diversified mix of investments by asset class and geographic location in order to reduce investment-specific risk to the funded status while maximizing the expected returns to meet pension obligations. Investment of the plans’ assets is conducted with careful consideration of the pension obligation’s sensitivity to interest rates and credit spreads which are key risk factors impacting the obligation’s value. The asset mix policy is therefore consistent with an asset/liability framework. Factors taken into consideration in developing our asset mix include but are not limited to the following:

(i)	the nature of the underlying benefit obligations, including the duration and term profile of the liabilities;
(ii)	the member demographics, including expectations for normal retirements, terminations, and deaths;
(iii)	the financial position of the pension plans;
(iv)	the diversification benefits obtained by the inclusion of multiple asset classes; and
(v)	expected asset returns, including asset and liability volatility and correlations.

To implement our asset mix policy, we may invest in debt securities, equity securities, alternative investments and derivative instruments. Our holdings in certain investments, including common shares, debt securities rated lower than BBB and residential and commercial mortgages, cannot exceed a defined percentage of the market value of our defined benefit pension plan assets. We may use derivative instruments as either a synthetic investment to more efficiently replicate the performance of an underlying security, or as a hedge against financial risks within the plans. To manage our credit risk exposure, where derivatives instruments are not centrally cleared, counterparties are required to meet minimum credit ratings and enter into collateral agreements.

Our defined benefit pension plan assets are primarily comprised of debt and equity securities and alternative investments. Our equity securities generally have unadjusted quoted market prices in an active market (Level 1) and our debt securities generally have quoted market prices for similar assets in an active market (Level 2). Alternative investments and other includes cash, hedge funds, and private fund investments including infrastructure, real estate leases, private equity and debt. In the case of private fund investments, no quoted market prices are usually available (Level 2 or Level 3). These fund assets are either valued by an independent valuator or priced using observable market inputs.

During the year ended October 31, 2018, management of defined benefit pension investment focused on opportunistically investing in funds which increased diversification, reduced pension plan risk and improved expected return. Over time, an increasing allocation to debt securities is being used to reduce asset/liability duration mismatch and hence variability of the plans’ funded status due to interest rate movement. Longer maturity debt securities, given their price sensitivity to movements in interest rates, are considered to be a good economic hedge to risk associated with the plans’ liabilities, which are discounted using predominantly long maturity bond interest rates as inputs.

Asset allocation of defined benefit pension plans (1)

	As at
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars, except percentages)	Fair value	Percentage of total plan assets	Quoted in active market (2)	Fair value	Percentage of total plan assets	Quoted in active market (2)
Equity securities
Domestic	$1,259	10%	100%	$1,752	13%	100%
Foreign	3,243	24	99	3,314	25	100
Debt securities
Domestic government bonds	2,643	19	–	2,502	18	–
Foreign government bonds	288	2	–	387	3	–
Corporate and other bonds	3,265	24	–	2,896	21	–
Alternative investments and other	2,866	21	15	2,722	20	16
	$13,564	100%	36%	$13,573	100%	41%

(1)	The asset allocation is based on the underlying investments held directly and indirectly through the funds as this is how we manage our investment policy and strategies.
(2)	If our assessment of whether or not an asset was quoted in an active market was based on direct investments, 40% of our total plan assets would be classified as quoted in an active market (October 31, 2017 – 45%).

The allocation of equity securities in our pension plans in Canada is 33% (October 31, 2017 – 38%) and that of our International plans is 23% (October 31, 2017 – 22%). The allocation of debt securities in our pension plans in Canada is 46% (October 31, 2017 – 42%) and that of our International plans is 42% (October 31, 2017 – 42%). The allocation of alternative investments and other in our pension plans in Canada is 21% (October 31, 2017 – 20%) and that of our International plans is 35% (October 31, 2017 – 36%).

As at October 31, 2018, the plan assets include 1 million (October 31, 2017 – 1 million) of our common shares with a fair value of $95 million (October 31, 2017 – $121 million) and $49 million (October 31, 2017 – $41 million) of our debt securities. For the year ended October 31, 2018, dividends received on our common shares held in the plan assets were $4 million (October 31, 2017 – $4 million).

Maturity profile

The following table presents the maturity profile of our defined benefit pension plan obligation.

(Millions of Canadian dollars, except participants and years)	As at October 31, 2018
	Canada	International	Total
Number of plan participants	70,096	7,687	77,783
Actual benefit payments 2018	$521	$65	$586
Benefits expected to be paid 2019	575	57	632
Benefits expected to be paid 2020	594	59	653
Benefits expected to be paid 2021	615	61	676
Benefits expected to be paid 2022	636	61	697
Benefits expected to be paid 2023	657	61	718
Benefits expected to be paid 2024-2028	3,567	297	3,864
Weighted average duration of defined benefit payments	14.9 years	17.9 years	15.1 years

Significant assumptions

Our methodologies to determine significant assumptions used in calculating the defined benefit pension and other post-employment benefit expense are as follows:

Discount rate

For the Canadian pension and other post-employment benefit plans, all future expected benefit payments at each measurement date are discounted at spot rates from a derived Canadian AA corporate bond yield curve. The derived curve is based on actual short and mid-maturity corporate AA rates and extrapolated longer term rates. The extrapolated corporate AA rates are derived from observed corporate A, corporate AA and provincial AA yields. For the International pension and other post-employment benefit plans, all future expected benefit payments at each measurement date are discounted at spot rates from a local AA corporate bond yield curve. Spot rates beyond 30 years are set to equal the 30-year spot rate. The discount rate is the equivalent single rate that produces the same discounted value as that determined using the entire discount curve. This valuation methodology does not rely on assumptions regarding reinvestment returns.

Rate of increase in future compensation

The assumptions for increases in future compensation are developed separately for each plan, where relevant. Each assumption is set based on the price inflation assumption and compensation policies in each market, as well as relevant local statutory and plan-specific requirements.

Healthcare cost trend rates

Healthcare cost calculations are based on both short and long term trend assumptions established using the plan’s recent experience as well as market expectations.

Weighted average assumptions to determine benefit obligation

	As at
	Defined benefit pension plans		Other post-employment benefit plans
	October 31 2018	October 31 2017	October 31 2018	October 31 2017
Discount rate	4.00%	3.50%	4.10%	3.70%
Rate of increase in future compensation	3.30%	3.30%	n.a.	n.a.
Healthcare cost trend rates (1)
– Medical	n.a.	n.a.	3.50%	4.00%
– Dental	n.a.	n.a.	3.10%	3.90%

(1)	For our other post-employment benefit plans, the assumed trend rates used to measure the expected benefit costs of the defined benefit obligations are also the ultimate trend rates.
n.a.	not applicable

Mortality assumptions

Mortality assumptions are significant in measuring our obligations under the defined benefit pension plans. These assumptions have been set based on country specific statistics. Future longevity improvements have been considered and included where appropriate. The following table summarizes the mortality assumptions used for material plans.

	As at
	October 31, 2018				October 31, 2017
	Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
	Age 65		Age 45		Age 65		Age 45
(In years)	Male	Female	Male	Female	Male	Female	Male	Female
Country
Canada	23.7	24.1	24.7	25.0	23.2	23.7	24.2	24.6
United States	20.6	22.7	22.3	24.2	20.7	22.7	22.3	24.2
United Kingdom	23.4	25.2	25.0	26.9	24.1	26.2	26.2	28.4

Sensitivity analysis

Assumptions adopted can have a significant effect on the obligations for defined benefit pension and other post-employment benefit plans. The increase (decrease) in obligation in the following table has been determined assuming all other assumptions are held constant. In practice, this is unlikely to occur, as changes in some of the assumptions may be correlated. The following table presents the sensitivity analysis of key assumptions for 2018.

	Increase (decrease) in obligation
(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans
Discount rate
Impact of 50bps increase in discount rate	$ (946)	$ (107)
Impact of 50bps decrease in discount rate	1,060	120
Rate of increase in future compensation
Impact of 50bps increase in rate of increase in future compensation	59	1
Impact of 50bps decrease in rate of increase in future compensation	(62)	(1)
Mortality rate
Impact of an increase in longevity by one additional year	331	29
Healthcare cost trend rate
Impact of 100bps increase in healthcare cost trend rate	n.a.	79
Impact of 100bps decrease in healthcare cost trend rate	n.a.	(66)

n.a.	not applicable